CAPITAL DISCLOSURE	12 Months Ended
Dec. 31, 2017
Disclosure of capital disclosure [Abstract]
CAPITAL DISCLOSURE
10.	CAPITAL DISCLOSURE

The Company considers its capital under management to be comprised of shareholders’ equity and any debt that it may issue. The Company’s objectives when managing capital are to maximize return on investment in towers, expand the Company’s wireless coverage footprint and to maximize returns for shareholders over the long term. The Company is not subject to any capital restrictions. There has been no change in the Company’s objectives in managing its capital.